Annual Fund Operating Expenses - Hartford Stock HLS Fund	Apr. 30, 2021
IA
Operating Expenses:
Management fees	0.48%
Distribution and/or service (12b-1) fees	none
Other expenses	0.04%
Total annual fund operating expenses	0.52%
IB
Operating Expenses:
Management fees	0.48%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.04%
Total annual fund operating expenses	0.77%